Inventory (Tables)	12 Months Ended
Sep. 30, 2018
Inventory [Abstract]
Schedule Of Inventories

(in millions)	2018	2017
Raw materials	$70.3	$73.0
Work-in-process	35.3	33.6
Finished goods	478.0	481.2
	$583.6	$587.8